RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2022
Presentation of leases for lessee [Abstract]
Summary of right-of-use assets
2022
$
Balance, January 1	1,177
Additions	468
Revision to IBR	(85)
Amortization expense	(259)
Balance, September 30	1,301

Summary of right-of-use liabilities
2022
$
Balance, January 1	1,327
Additions	468
Revision to IBR	(85)
Interest expense	78
Repayments	(308)
Balance, September 30	1,480